Investment, Net	12 Months Ended
Dec. 31, 2024
Investment, Net [Abstract]
INVESTMENT, NET

7. INVESTMENT, NET

Investment, net consists of the following:

	As of December 31,
	2023	2024
	US$	US$
Marketable equity securities	5,820	6,029

Investments in Marketable Equity Securities

Equity securities with readily available marketable trading price consist of investment in mutual fund marketed by a financial institution. The equity securities are not insured against loss of principal and bearing a fixed interest of HK$231 (approximately US$30) per month. This investment is accounted for as financial instruments that are marked to fair market value at the end of each reporting period with any unrealized gains or losses reported in statements in operations. As of December 31, 2023 and 2024, the investment was recorded at fair value of US$5,820 and US$6,029, which were traded at a closing price of HK$9.08 and HK$9.32 per share, respectively.

For the years ended December 31, 2022., 2023 and 2024, the Company had unrealized investment loss of US$693, unrealized investment gain of US$337 and US$356, respectively, and interest income of US$289, US$305 and US$356, respectively.